Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income / (Loss) (Parenthetical) - shares	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Warrants [member]
Statement [LineItems]
Warrants outstanding	5,650,777	4,657,891